Income taxes - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	€ 3,492	€ 3,557
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(11)	13
Amounts charged/(credited) directly to OCI	(32)	(31)
Amount charged/(credited) to equity	(32)	(2)
Acquired through business combinations		(2)
Balance sheet reclassifications	0	(4)
Effect of movements in foreign exchange	(40)	(39)
Deferred tax liability (asset) at end of period	3,377	3,492
Deferred tax assets and liabilities [abstract]
Deferred tax assets	(1)	(21)
Deferred tax liabilities	3,378	3,513
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	3,254	3,285
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(14)	(4)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		(4)
Balance sheet reclassifications	0	(1)
Effect of movements in foreign exchange	(49)	(22)
Deferred tax liability (asset) at end of period	3,191	3,254
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	236	251
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	2	(11)
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		2
Balance sheet reclassifications	10	(2)
Effect of movements in foreign exchange	0	(4)
Deferred tax liability (asset) at end of period	248	236
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	17	36
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	11	5
Amounts charged/(credited) directly to OCI	11	(20)
Amount charged/(credited) to equity	(31)	0
Acquired through business combinations		0
Balance sheet reclassifications	0	(1)
Effect of movements in foreign exchange	0	(3)
Deferred tax liability (asset) at end of period	8	17
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(11)	(14)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	0	7
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		0
Balance sheet reclassifications	0	(4)
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(11)	(11)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(23)	(14)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(15)	5
Amounts charged/(credited) directly to OCI	(43)	(11)
Amount charged/(credited) to equity	(1)	(2)
Acquired through business combinations		0
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	2	(1)
Deferred tax liability (asset) at end of period	(80)	(23)
Tax credits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(12)	(12)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(12)	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		0
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(24)	(12)
Other, net
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	31	25
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	17	11
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		0
Balance sheet reclassifications	(10)	4
Effect of movements in foreign exchange	7	(9)
Deferred tax liability (asset) at end of period	€ 45	€ 31